Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0001341439
Registrant Name	Oracle Corporation
Registration File Number	333-277990
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A